Other amounts recoverable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Amounts Recoverable
Regulatory credits recoverable	R$ 28,661	R$ 43,906